Prepaid Expenses and Other Current Assets (Details)	Jun. 30, 2025 USD ($)
Prepaid Expenses and Other Current Assets [Abstarct]
Prepaid value added tax percentage	100.00%
Outstanding bank deposits	$ 109,617